UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       GNI Capital, Inc.
            --------------------------------------------------------------------
Address:    124 Verdae Blvd, Suite 504
            --------------------------------------------------------------------
            Greenville, SC 29608
            --------------------------------------------------------------------

Form 13F File Number:   28-13456
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Philip Thomas
            --------------------------------------------------------------------
Title:      CCO
            --------------------------------------------------------------------
Phone:      917-541-8676
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Philip Thomas             New York, NY                   02/16/2010
      ---------------------------   --------------------------   --------------
               [Signature]               [City, State]               [Date]

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-12695                      Mutuals Advisors, Inc.
--------------------          ----------------------------------------

Report Summary:

Number of Other Included Managers:          2
                                            ------------------------------

Form 13F Information Table Entry Total:     93
                                            ------------------------------

Form 13F Information Table Value Total:     $91,770
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number                    Name

1               28-12695                                Mutuals Advisors, Inc.
2               28-12230                                ALPS Advisors, Inc.

                           FORM 13F INFORMATION TABLE
                               DECEMBER 31, 2009

                                                           VALUE    SHRS OR SH/  PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER       TITLE OF CLASS    CUSIP     (X*$1000)  PRN AMT PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED    NONE
 --------------------------- --------------   --------- ----------- ------- ---  ---- ----------  -------- -------------------------
ALTRIA GROUP INC             COM              02209S103      4,024  205,000 SH         OTHER          1            205,000
ALTRIA GROUP INC             COM              02209S103         41    2,077 SH          SOLE                 495               1,582
AMAZON COM INC               COM              023135106      1,009    7,500 SH         OTHER          1              7,500
AMAZON COM INC               COM              023135106         12       90 SH          SOLE                  90
ANGLOGOLD ASHANTI LTD        SPONSORED ADR    035128206        352    8,760 SH          SOLE               8,760
ASIAINFO HLDGS INC           COM              04518A104        457   15,000 SH         OTHER          2             15,000
BALLY TECHNOLOGIES INC       COM              05874B107      1,321   32,000 SH         OTHER          1             32,000
BANK OF AMERICA CORPORATION  COM              060505104        452   30,000 SH         OTHER          1             30,000
BANK OF AMERICA CORPORATION  COM              060505104         85    5,618 SH          SOLE                 640               4,978
BRISTOL MYERS SQUIBB CO      COM              110122108        960   38,000 SH         OTHER          1             38,000
BRISTOL MYERS SQUIBB CO      COM              110122108         55    2,194 SH          SOLE                 593               1,601
BRITISH AMERN TOB PLC        SPONSORED ADR    110448107      4,850   75,000 SH         OTHER          1             75,000
CATALYST HEALTH SOLUTIONS IN COM              14888B103        401   11,000 SH         OTHER          2             11,000
CITIGROUP INC                COM              172967101        497  150,000 SH         OTHER          1            150,000
CITIGROUP INC                COM              172967101        217   65,457 SH          SOLE              65,457
COMPELLENT TECHNOLOGIES INC  COM              20452A108        488   21,500 SH         OTHER          2             21,500
DIAGEO P L C                 SPON ADR NEW     25243Q205      3,991   57,500 SH         OTHER          1             57,500
DIGITALGLOBE INC             COM NEW          25389M877        424   17,500 SH         OTHER          2             17,500
DIREXION SHS ETF TR          DLY LRG CAP BEAR 25459W854        393   23,000 SH         OTHER          2             23,000
DIREXION SHS ETF TR          DLY LRG CAP BEAR 25459W854         17    1,000 SH          SOLE               1,000
DREYFUS HIGH YIELD STRATEGIE SH BEN INT       26200S101        564  150,000 SH         OTHER          1            150,000
DREYFUS HIGH YIELD STRATEGIE SH BEN INT       26200S101        353   93,936 SH          SOLE              93,936
DRUGSTORE COM INC            COM              262241102        402  130,000 SH         OTHER          2            130,000
DWS HIGH INCOME TR           SHS NEW          23337C208        529   62,500 SH         OTHER          1             62,500
DWS HIGH INCOME TR           SHS NEW          23337C208        324   38,305 SH          SOLE              38,305
EBAY INC                     COM              278642103        471   20,000 SH         OTHER          2             20,000
EBAY INC                     COM              278642103         10      419 SH          SOLE                                     419
EBAY INC                     COM              278642103          1       45 SH   PUT   OTHER          2                 45
ENCORE CAP GROUP INC         COM              292554102        696   40,000 SH         OTHER          1             40,000
ENER1 INC                    COM NEW          29267A203        793  125,000 SH         OTHER          1            125,000
FOMENTO ECONOMICO MEXICANO S SPON ADR UNITS   344419106      1,341   28,000 SH         OTHER          1             28,000
FOMENTO ECONOMICO MEXICANO S SPON ADR UNITS   344419106          4       25 SH   CALL  OTHER          2                 25
GENERAL DYNAMICS CORP        COM              369550108      2,045   30,000 SH         OTHER          1             30,000
GENERAL DYNAMICS CORP        COM              369550108         23      342 SH          SOLE                                     342
GOOGLE INC                   CL A             38259P508        837    1,350 SH         OTHER          1              1,350
GOOGLE INC                   CL A             38259P508         56       91 SH          SOLE                                      91
HARBIN ELECTRIC INC          COM              41145W109        411   20,000 SH         OTHER          2             20,000
HEXCEL CORP NEW              COM              428291108      1,168   90,000 SH         OTHER          1             90,000
HUMAN GENOME SCIENCES INC    COM              444903108        719   23,500 SH         OTHER          2             23,500
ICU MED INC                  COM              44930G107        364   10,000 SH         OTHER          1             10,000
ING GROEP N V                SPONSORED ADR    456837103        491   50,000 SH         OTHER          1             50,000
ISHARES TR INDEX             IBOXX INV CPBD   464287242        793    7,610 SH          SOLE               7,610
ISHARES INC                  MSCI JAPAN       464286848        220   22,545 SH          SOLE              22,545
ISHARES SILVER TRUST         ISHARES          46428Q109        496   30,000 SH         OTHER          1             30,000
ISHARES TR INDEX             BARCLYS TIPS BD  464287176      1,039   10,000 SH         OTHER          1             10,000
ISHARES TR INDEX             BARCLYS TIPS BD  464287176        768    7,389 SH          SOLE               7,389
ISHARES TR INDEX             BARCLY USAGG B   464287226        606    5,874 SH          SOLE               5,874
ISHARES TR                   BARCLYS CR BD    464288620        528    5,248 SH          SOLE               5,248
LIFE TECHNOLOGIES CORP       COM              53217V109        627   12,000 SH         OTHER          2             12,000
LIHIR GOLD LTD               SPONSORED ADR    532349107        438   15,000 SH         OTHER          2             15,000
LILLY ELI & CO               COM              532457108        875   24,500 SH         OTHER          1             24,500
LOCKHEED MARTIN CORP         COM              539830109      5,463   72,500 SH         OTHER          1             72,500
LOCKHEED MARTIN CORP         COM              539830109         22      296 SH          SOLE                                     296
LORILLARD INC                COM              544147101      8,023  100,000 SH         OTHER          1            100,000
MBIA INC                     COM              55262C100        119   30,000 SH         OTHER          1             30,000
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100        832   18,000 SH         OTHER          1             18,000
MEDCO HEALTH SOLUTIONS INC   COM              58405U102        415    6,500 SH         OTHER          1              6,500
MELCO CROWN ENTMT LTD        ADR              585464100        689  205,000 SH         OTHER          1            205,000
MORGAN STANLEY HIGH YIELD FD COM              61744M104        335   60,222 SH          SOLE              60,222
MYLAN INC                    COM              628530107      1,603   87,000 SH         OTHER         1, 2           87,000
NETEASE COM INC              SPONSORED ADR    64110W102        564   15,000 SH         OTHER          1             15,000
NEWMONT MINING CORP          COM              651639106        426    9,000 SH         OTHER          2              9,000
NEWMONT MINING CORP          COM              651639106          6       40 SH   CALL  OTHER          2                 40
NOMURA HLDGS INC             SPONSORED ADR    65535H208        777  105,000 SH         OTHER          1            105,000
NORTHROP GRUMMAN CORP        COM              666807102      3,351   60,000 SH         OTHER          1             60,000
OSI PHARMACEUTICALS INC      COM              671040103        311   10,000 SH         OTHER          1             10,000
OCWEN FINL CORP              COM NEW          675746309        287   30,000 SH         OTHER          1             30,000
OCWEN FINL CORP              COM NEW          675746309         10    1,000 SH          SOLE               1,000
OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106        594    5,000 SH         OTHER          1              5,000
PMC-SIERRA INC               COM              69344F106        736   85,000 SH         OTHER          1             85,000
PFIZER INC                   COM              717081103        907   49,850 SH         OTHER          1             49,850
PFIZER INC                   COM              717081103        112    6,182 SH          SOLE               2,191               3,991
PHILIP MORRIS INTL INC       COM              718172109     12,216  253,500 SH         OTHER         1, 2          253,500
PHILIP MORRIS INTL INC       COM              718172109        652   13,525 SH          SOLE              12,503               1,022
PORTFOLIO RECOVERY ASSOCS IN COM              73640Q105        673   15,000 SH         OTHER          1             15,000
POWERSHARES ETF TRUST        FINL PFD PTFL    73935X229        181   11,106 SH          SOLE              11,106
POWERSHARES ETF TRUST        FTSE RAFI 1000   73935X583        484   10,201 SH          SOLE              10,201
POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL   73936D107        231   10,000 SH          SOLE              10,000
PROSHARES TR                 PSHS ULSHT SP500 74347R883        771   22,000 SH          SOLE              22,000
PUTMAN HIGH INCOME SEC FUND  SHS BEN INT      746779107        114   15,750 SH          SOLE              15,750
RAYTHEON CO                  COM NEW          755111507      3,606   70,000 SH         OTHER          1             70,000
RAYTHEON CO                  COM NEW          755111507         16      312 SH          SOLE                                     312
RYDEX ETF TRUST              S&P500 PUR GRW   78355W403        382   11,153 SH          SOLE              11,153
SPDR SERIES TRUST            DB INT GVT ETF   78464A490        452    8,083 SH          SOLE               8,083
SALESFORCE COM INC           COM              79466L302        553    7,500 SH         OTHER          2              7,500
SMARTHEAT INC                COM              83172F104        407   28,000 SH         OTHER          2             28,000
SPIRIT AEROSYSTEMS HLDGS INC COM CL A         848574109      1,787   90,000 SH         OTHER          1             90,000
TENET HEALTHCARE CORP        COM              88033G100        809  150,000 SH         OTHER          1            150,000
TRUE RELIGION APPAREL INC    COM              89784N104        370   20,000 SH         OTHER          1             20,000
VERTEX PHARMACEUTICALS INC   COM              92532F100        771   18,000 SH         OTHER          1             18,000
WARNER CHILCOTT PLC IRELAND  SHS A            G94368100        854   30,000 SH         OTHER          1             30,000
WISDOMTREE TRUST             JP SMALLCP DIV   97717W836      1,074   28,000 SH         OTHER          1             28,000
WYNN RESORTS LTD             COM              983134107      1,747   30,000 SH         OTHER          1             30,000